SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 2,060	$ 2,172	$ 2,003
Professional fees	1,298	1,144	1,053
Insurance	210	154	155
Depreciation	29	30	27
Other	440	484	466
General and administrative expenses	$ 4,037	$ 3,984	$ 3,704